Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Charter Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.57%	11.27%	10.92%
Performance Inception Date		Nov. 26, 1968
Invesco Charter Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.79%	9.18%	8.69%
Invesco Charter Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.90%	8.53%	8.27%
Invesco Charter Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.05%	11.70%	10.88%
Performance Inception Date		Aug. 04, 1997
Invesco Charter Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.63%	12.26%	11.27%
Performance Inception Date		Jun. 03, 2002
Invesco Charter Fund | CLASS S
Prospectus [Line Items]
Average Annual Return, Percent			16.06%	12.65%	11.66%
Performance Inception Date		Sep. 25, 2009
Invesco Charter Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.23%	12.82%	11.82%
Performance Inception Date		Oct. 03, 2008
Invesco Charter Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			16.21%	12.84%	11.88%
Performance Inception Date		Jul. 30, 1991
Invesco Charter Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.30%	12.92%	11.96%
Performance Inception Date		Sep. 24, 2012
Invesco Charter Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	13.59%	14.59%
Invesco Charter Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco Diversified Dividend Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.10%	9.45%	8.42%
Performance Inception Date		Dec. 31, 2001
Invesco Diversified Dividend Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.18%	6.51%	6.37%
Invesco Diversified Dividend Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.46%	7.02%	6.42%
Invesco Diversified Dividend Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.64%	9.87%	8.38%
Performance Inception Date		Dec. 31, 2001
Invesco Diversified Dividend Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.20%	10.42%	8.76%
Performance Inception Date		Oct. 25, 2005
Invesco Diversified Dividend Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.73%	10.97%	9.30%
Performance Inception Date		Oct. 03, 2008
Invesco Diversified Dividend Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.58%	10.80%	9.11%
Performance Inception Date		Jul. 15, 2005
Invesco Diversified Dividend Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.80%	11.01%	9.35%
Performance Inception Date		Oct. 25, 2005
Invesco Diversified Dividend Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.95%	11.09%	9.44%
Performance Inception Date		Sep. 24, 2012
Invesco Diversified Dividend Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco Diversified Dividend Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%	10.53%
INVESCO SUMMIT FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			4.58%	7.31%	13.66%
Performance Inception Date		Oct. 31, 2005
INVESCO SUMMIT FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			8.96%	7.72%	13.61%
Performance Inception Date		Oct. 31, 2005
INVESCO SUMMIT FUND | CLASS P
Prospectus [Line Items]
Average Annual Return, Percent			10.80%	8.70%	14.47%
Performance Inception Date		Nov. 01, 1982
INVESCO SUMMIT FUND | CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.37%	6.54%	12.40%
INVESCO SUMMIT FUND | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.79%	6.44%	11.53%
INVESCO SUMMIT FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.38%	8.27%	14.02%
Performance Inception Date	[1]	Sep. 30, 2025
INVESCO SUMMIT FUND | CLASS S
Prospectus [Line Items]
Average Annual Return, Percent			10.79%	8.66%	14.42%
Performance Inception Date		Sep. 25, 2009
INVESCO SUMMIT FUND | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			10.94%	8.81%	14.59%
Performance Inception Date		Oct. 03, 2008
INVESCO SUMMIT FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			11.01%	8.81%	14.60%
Performance Inception Date		Oct. 03, 2008
INVESCO SUMMIT FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.99%	8.85%	14.59%	[2]
Performance Inception Date		Apr. 04, 2017
INVESCO SUMMIT FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
INVESCO SUMMIT FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%	18.13%
Invesco Main Street All Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			12.25%	12.84%	12.77%
Performance Inception Date		Sep. 25, 2000
Invesco Main Street All Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.98%	10.76%	10.92%
Invesco Main Street All Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.15%	9.76%	9.98%
Invesco Main Street All Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.88%	13.27%	12.74%
Performance Inception Date		Sep. 25, 2000
Invesco Main Street All Cap Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			18.51%	13.84%	13.12%
Performance Inception Date		Mar. 01, 2001
Invesco Main Street All Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			19.10%	14.41%	13.68%
Performance Inception Date		Sep. 25, 2000
Invesco Main Street All Cap Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			19.18%	14.51%	13.66%	[3]
Performance Inception Date		May 24, 2019
Invesco Main Street All Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			19.16%	14.51%	13.66%	[3]
Performance Inception Date		May 24, 2019
Invesco Main Street All Cap Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco Main Street All Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Invesco Main Street Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.55%	11.17%	11.87%
Performance Inception Date		Feb. 03, 1988
Invesco Main Street Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.71%	8.96%	9.77%
Invesco Main Street Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.94%	8.42%	9.17%
Invesco Main Street Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.04%	11.57%	11.82%
Performance Inception Date		Dec. 01, 1993
Invesco Main Street Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	12.13%	12.20%
Performance Inception Date		Mar. 01, 2001
Invesco Main Street Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.22%	12.69%	12.76%
Performance Inception Date		Nov. 01, 1996
Invesco Main Street Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			16.30%	12.78%	12.74%	[4]
Performance Inception Date		May 24, 2019
Invesco Main Street Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.28%	12.78%	12.89%
Performance Inception Date		Dec. 29, 2011
Invesco Main Street Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco Rising Dividends Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.92%	11.51%	11.19%
Performance Inception Date		Apr. 30, 1980
Invesco Rising Dividends Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.95%	9.19%	9.21%
Invesco Rising Dividends Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.89%	8.74%	8.65%
Invesco Rising Dividends Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			15.52%	11.93%	11.14%
Performance Inception Date		Sep. 01, 1993
Invesco Rising Dividends Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			17.17%	12.50%	11.54%
Performance Inception Date		Mar. 01, 2001
Invesco Rising Dividends Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			17.75%	13.06%	12.10%
Performance Inception Date		Dec. 16, 1996
Invesco Rising Dividends Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			17.80%	13.16%	12.08%	[5]
Performance Inception Date		May 24, 2019
Invesco Rising Dividends Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.78%	13.15%	12.23%
Performance Inception Date		Feb. 28, 2012
Invesco Rising Dividends Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	13.59%	14.59%
Invesco Rising Dividends Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[3]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[4]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.